Commitments and Contingencies - Annual License Fee Commitments (Detail) (License Agreement, USD $)	Dec. 31, 2013
License Agreement
2014	$ 110,128
2015	110,128
2016	110,128
2017	110,128
2018	110,128
Thereafter	867,258
Total minimum license payments	$ 1,417,898